Net finance costs	6 Months Ended
Dec. 31, 2019
Text block [abstract]
Net finance costs
5.	Net finance costs

	Half year ended 31 Dec 2019 US$M	Half year ended 31 Dec 2018 US$M	Year ended 30 June 2019 US$M
Financial expenses
Interest expense using the effective interest rate method:
Interest on bank loans, overdrafts and all other borrowings	593	660	1,296
Interest capitalised at 4.51% (31 December 2018: 4.94%; 30 June 2019: 4.96%) (1)	(155)	(109)	(248)
Interest on lease liabilities	48	23	47
Discounting on provisions and other liabilities	256	223	470
Other gains and losses:
Fair value change on hedged loans	(12)	106	729
Fair value change on hedging derivatives	(6)	(148)	(809)
Exchange variations on net debt	12	11	6
Other	5	6	19

Total f inancial expenses	741	772	1,510

Financial income
Interest income	(217)	(239)	(446)

Net finance costs	524	533	1,064

(1)
Interest has been capitalised at the rate of interest applicable to the specific borrowings financing the assets under construction or, where financed through general borrowings, at a capitalisation rate representing the average interest rate on such borrowings.